Benefit Plans (AES Indiana) (Q1) (Tables)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Net Periodic Benefit Costs
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Components of net periodic benefit cost / (credit):
Service cost	$5,189	$8,949	$9,339
Interest cost	29,818	18,099	15,660
Expected return on plan assets	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	2,172	2,589	2,944
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Amortization of actuarial loss	6,145	2,424	5,529
Amortization of settlement loss	—	199	—
Net periodic benefit cost / (credit)	10,217	(3,396)	(8,343)
Less: amounts capitalized	1,689	(316)	(771)
Amount charged to expense	$8,528	$(3,080)	$(7,572)
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	5.41%	2.83%	2.46%
Discount rate – supplemental retirement plan	5.32%	2.62%	2.31%
Expected return on defined benefit pension plan assets	5.60%	4.45%	5.05%
Expected return on supplemental retirement plan assets	6.45%	5.50%	3.60%

Indianapolis Power And Light Company
Entity Information [Line Items]
Net Periodic Benefit Costs
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Components of net periodic benefit cost / (credit):
Service cost	$5,189	$8,949	$9,339
Interest cost	29,818	18,099	15,660
Expected return on plan assets	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	2,172	2,589	2,944
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Amortization of actuarial loss	6,145	2,424	5,529
Amortization of settlement loss	—	199	—
Net periodic benefit cost / (credit)	10,217	(3,396)	(8,343)
Less: amounts capitalized	1,689	(316)	(771)
Amount charged to expense	$8,528	$(3,080)	$(7,572)
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	5.41%	2.83%	2.46%
Discount rate – supplemental retirement plan	5.32%	2.62%	2.31%
Expected return on defined benefit pension plan assets	5.60%	4.45%	5.05%
Expected return on supplemental retirement plan assets	6.45%	5.50%	3.60%